Investment Strategy - Allspring U.S. Equity Funds - Classes A , R6 and Institutional	Apr. 30, 2026
Emerging Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in equity securities of growth companies (this strategy may only be changed upon 60 days’ prior notice to shareholders);
•	at least 80% of the Fund’s total assets in equity securities of small-capitalization companies; and
•	up to 25% of the Fund’s total assets in equity securities of foreign issuers including American Depository Receipts (ADRs) and similar investments.
To the extent the Fund uses derivatives, when such instruments provide investment exposure to the investments set forth in the first bullet above or exposure to one or more market risk factors associated with such investments, the Fund may include such derivatives in complying with the 80% requirement set out in this bullet.
We invest principally in equity securities of growth companies. We define growth companies to be companies that are constituents of the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index or the Bloomberg 3000 Growth Index, or that have weighted average price to earnings ratios that are higher than the median of the Russell 3000® Index. We also invest principally in equity securities of small-capitalization companies. We define small-capitalization companies to be companies with market capitalizations within the range of the Russell 2000 Index. The market capitalization range of the Russell 2000® Index was approximately $41 million to $12.66 billion, as of July 31, 2026, and is expected to change frequently. Small-capitalization companies may include both domestic and foreign small-capitalization companies.
We seek small-capitalization companies that are in the emerging phase of their life cycle. We believe earnings and revenue growth relative to consensus expectations are critical factors in determining stock price movements. Thus, our investment process focuses on identifying companies with robust and sustainable growth in revenue and earnings that are underappreciated by the market. To find that growth, we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model have sufficient profit potential. We forecast revenue and earnings  growth along with other key financial metrics to assess investment potential. We then combine that company-specific analysis with our assessment of what the market is discounting for growth to form a buy/sell decision about a particular stock. We seek to capitalize on investment opportunities where a sizable gap exists between market consensus and our expectation for a company’s growth prospects. We may invest in any sector and, at times, we may emphasize one or more particular sectors. In addition, our investment process is built on a foundation of continuous risk management and a strict sell discipline. We sell a company’s securities when we see signs that can cause a company’s growth prospects to deteriorate, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better  investment opportunity  or when valuation has extended beyond our expectations.

Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in equity securities of large-capitalization value companies (this strategy may only be changed upon 60 days’ prior notice to shareholders); and
•	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments
To the extent the Fund uses derivatives, when such instruments provide investment exposure to the investments set forth in the first bullet above or exposure to one or more market risk factors associated with such investments, the Fund may include such derivatives in complying with the 80% requirement set out in this bullet.
We invest principally in equity securities of approximately 30 to 50 large-capitalization value companies. We define large-capitalization value companies to be companies with market capitalizations within the range of the Russell 1000® Index that are constituents of the Russell 3000® Value Index, the S&P Composite 1500® Value Index or the Bloomberg 3000 Value Index, or that have weighted average price to earnings ratios that are lower than the median of the Russell 3000® Index. The market capitalization range of the Russell 1000® Index was approximately $569.45 million to $4.86 trillion, as of July 31, 2026, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments.
We look for undervalued companies that we believe have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives our search for companies with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or we identify a more attractive investment opportunity.

Small Company Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in equity securities of small-capitalization growth companies (this strategy may only be changed upon 60 days’ prior notice to shareholders).
To the extent the Fund uses derivatives, when such instruments provide investment exposure to the investments set forth in the first bullet above or exposure to one or more market risk factors associated with such investments, the Fund may include such derivatives in complying with the 80% requirement set out in this bullet.
We invest principally in equity securities of small-capitalization growth companies. We define small-capitalization growth companies to be companies with market capitalizations within the range of the Russell 2000® Index that are constituents of the Russell 3000® Growth Index, the S&P Composite 1500® Growth Index or the Bloomberg 3000 Growth Index, or that have weighted average price to earnings ratios that are higher than the median of the Russell 3000® Index. The market capitalization range of the Russell 2000® Index was approximately $41 million to $12.66 billion, as of July 31, 2026, and is expected to change frequently.
We may also invest in equity securities of foreign issuers including   American Depository Receipts (ADRs) and similar investments.
In selecting securities for the Fund, we conduct rigorous research to identify companies where the prospects for rapid earnings growth (Discovery phase) or significant change (Rediscovery phase) have yet to be well understood, and are therefore not reflected in the current stock price. This research includes meeting with the management of several hundred companies each year and conducting independent external research. Companies that fit into the Discovery phase are those with rapid long-term (3-5 year) earnings growth prospects. Companies that fit into the  Rediscovery phase are those that have the prospect for sharply accelerating near-term earnings (next 12-18 months), or companies selling at a meaningful discount to their underlying asset value. We may decrease certain stock holdings when their positions rise relative to the overall portfolio. We may sell a stock in its entirety when it reaches our sell target price, which is set at the time of purchase. We may also sell stocks that experience adverse fundamental news, have significant short-term price declines, or in order to provide funds for new stock purchases.

Small Company Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in equity securities of small-capitalization value companies (this strategy may only be changed upon 60 days’ prior notice to shareholders).
To the extent the Fund uses derivatives, when such instruments provide investment exposure to the investments set forth in the first bullet above or exposure to one or more market risk factors associated with such investments, the Fund may include such derivatives in complying with the 80% requirement set out in this bullet.
The Fund is a feeder fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Allspring Funds, or directly in a portfolio of securities.
We invest principally in equity securities of small-capitalization value companies. We define small-capitalization value companies to be companies with market capitalizations within the range of the Russell 2000® Index that are constituents of the Russell 3000® Value Index, the S&P Composite 1500® Value Index or the Bloomberg 3000 Value Index, or that have weighted average price to earnings ratios that are lower than the median of the Russell 3000® Index. The market capitalization range of the Russell 2000® Index was approximately $41 million to $12.66 billion, as of July 31, 2026, and is expected to change frequently.
Our team’s strategy is designed to provide exposure to small public companies with current stock prices that we believe do not accurately reflect their intrinsic values. We use bottom-up fundamental analysis (i.e., focusing on company-specific factors rather than broader market factors) to execute our investment philosophy which focuses on identifying three core alpha (i.e., excess returns relative to an index) drivers: value, quality partner, and contrarian. First and foremost, we believe a prospective company should possess attractive value characteristics such as being priced at a discount relative to peers and the company’s own historic valuation metrics. We also seek companies that are shareholder-friendly quality partner firms demonstrating favorable cash flow generating capabilities and that have the management, business model, products and resources to drive organic growth. Lastly, the investment should exhibit what we believe are contrarian characteristics and be in a unique position for value creation, yet, overlooked by the investment community. As part of our investment process, environmental, social, and governance (ESG) factors are evaluated within our three-core alpha driver stock selection criteria. Within the quality partner framework, we seek to identify companies with high-quality characteristics who can outperform their peers over the long term. Our fundamental analysis process utilizes ESG analytics and data provided by leading third party vendors to assess ESG considerations that could impact value creation over time. Material ESG risks, as well as opportunities, are evaluated within the context of the specific sector or industry in which the company resides. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration surface.